CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock Member	Preferred Stock Member	Additional Paid In Capital Member	Retained Earnings Member	Treasury Stock Member	Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2011	$ 3,918,753	$ 1,026	$ 50,160	$ 4,123,898	$ (212,726)	$ (1,057)	$ (42,548)
Net Income	245,275				245,275
Issuance of stock	9,402	6		9,396
Repurchase of TARP related warrants	0
Dividends Abstract
Dividends, Preferred Stock, Cash	(3,723)				(3,723)
Stock Issued During Period, Value, Treasury Stock Reissued	1,063					1,063
Treasury Stock Value Acquired Cost Method	(450)					(450)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent	(60,320)						(60,320)
Transfers To Statutory Reserve	0			17,000	(17,000)
Ending Balance at Dec. 31, 2012	4,110,000	1,032	50,160	4,150,294	11,826	(444)	(102,868)
Net Income	599,327				599,327
Issuance of stock	6,860	2		6,858
Repurchase of TARP related warrants	0
Dividends Abstract
Dividends, Preferred Stock, Cash	(3,723)				(3,723)
Stock Issued During Period, Value, Treasury Stock Reissued	33					33
Treasury Stock Value Acquired Cost Method	(470)					(470)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent	(85,877)						(85,877)
Transfers To Statutory Reserve	0			13,000	(13,000)
Ending Balance at Dec. 31, 2013	4,626,150	1,034	50,160	4,170,152	594,430	(881)	(188,745)
Net Income	(313,490)				(313,490)
Issuance of stock	5,394	2		5,392
Repurchase of TARP related warrants	(3,000)			(3,000)
Adjustments To Additional Paid In Capital Sharebased Compensation And Exercise Of Stock Options	414			414
Dividends Abstract
Dividends, Preferred Stock, Cash	(3,723)				(3,723)
Stock Issued During Period, Value, Treasury Stock Reissued	36					36
Treasury Stock Value Acquired Cost Method	(3,272)					(3,272)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent	(41,127)						(41,127)
Transfers To Statutory Reserve	0			23,500	(23,500)
Ending Balance at Dec. 31, 2014	$ 4,267,382	$ 1,036	$ 50,160	$ 4,196,458	$ 253,717	$ (4,117)	$ (229,872)